Offerings - Offering: 1	Feb. 03, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 45,515,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,968.38
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $6,968.38 was paid in connection with the filing of the Schedule TO-I by MVP Private Markets Fund (File No. 005-93895) on February 3, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.